RESOLUTION LIFE U.S. LEGAL
20 WASHINGTON AVE SOUTH
MINNEAPOLIS, MN 55401

IAN MACLEOD
COUNSEL
PHONE:  (763) 342-9164  |  EMAIL:  IAN.MACLEOD@RESOLUTIONLIFE.US

Date:  May 2, 2022
BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	ReliaStar Life Insurance Company
Select*Life Variable Account
Prospectus Title: Select*Life II
File Nos.: 033-57244 and 811-04208
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Select*Life Variable Account, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:
•
The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 25, 2022.

If you have any questions, please call me at (763) 342-9164.

Sincerely,

/s/ Ian Macleod

Ian Macleod